Business and Basis of Presentation (Cost Of Reinsurance) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Activity [Line Items]
Balance	$ 827,478	$ 703,968		$ 642,514
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Unwinding amounts related to unrealized investment gains and losses and other activity		(39,475)		8,089
Amounts related to unrealized investment gains and losses after transition	793,577	666,813
Balance after transition	$ 33,901	$ 37,155
Variable / Universal Life | Other Liabilities
Liability for Future Policy Benefit, Activity [Line Items]
Balance			$ 65,201
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Amounts related to unrealized investment gains and losses after transition			27,620
Balance after transition			92,821
Variable / Universal Life | As Previously Reported | Other Liabilities
Liability for Future Policy Benefit, Activity [Line Items]
Balance				$ 85,773
Variable / Universal Life | Unwinding amounts related to unrealized investment gains and losses | Other Liabilities
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Unwinding amounts related to unrealized investment gains and losses and other activity			(34,617)
Variable / Universal Life | Balance prior to transition, excluding amounts related to unrealized investment gains and losses | Other Liabilities
Liability for Future Policy Benefit, Activity [Line Items]
Balance			51,156
Variable / Universal Life | Impact from updates to certain universal life contract liabilities | Other Liabilities
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Unwinding amounts related to unrealized investment gains and losses and other activity			$ 14,045